Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE 12 — INCOME TAXES

The components of income (loss) before income taxes were as follows (in millions):

	Successor			Predecessor
Income (loss) before income taxes	Year Ended December 31, 2012	Year Ended December 31, 2011	November 26, 2010 through December 31, 2010	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
United States	$16.0	$(27.3)	$(1.3)	$(42.7)	$35.8
Foreign	6.2	7.8	—	0.8	1.7

	$22.2	$(19.5)	$(1.3)	$(41.9)	$37.5

Components of income tax expense (benefit) were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Current
Federal	$(12.0)	$—	$0.1	$12.4
State	0.4	0.8	0.4	2.7
Foreign	6.1	2.9	0.5	1.9

	(5.5)	3.7	1.0	17.0

Deferred
Federal	13.3	(3.8)	(13.6)	(0.9)
State	(0.2)	(0.6)	(1.2)	—
Foreign	—	(0.2)	(0.2)	(1.6)

	13.1	(4.6)	(15.0)	(2.5)

	$7.6	$(0.9)	$(14.0)	$14.5

A reconciliation of income taxes computed at the United States Federal statutory tax rate to income tax expense (benefit) follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	November 26, 2010 through December 31, 2010	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Income (loss) before income taxes	$22.2	$(19.5)	$(1.3)	$(41.9)	$37.5

Income tax expense (benefit) at U.S. Federal statutory rate	$7.7	$(6.8)	$(0.5)	$(14.7)	$13.1
Federal income tax expense related to unremitted earnings of foreign subsidiaries	1.7	3.2	—	—	—
U.S. Federal and foreign withholding tax on dividend from foreign subsidiary	0.5	2.4	—	—	—
Foreign income not taxable, foreign income tax losses not benefited and rate differential	0.9	(0.7)	—	—	0.9
Federal income taxes related to “check the box” election	(0.3)	0.1	—	—	(0.3)
State income taxes, net of Federal income tax benefit	(2.5)	0.1	—	(0.7)	1.8
Other	(0.4)	0.8	0.5	1.4	(1.0)

Income tax expense (benefit)	$7.6	$(0.9)	$—	$(14.0)	$14.5

Deferred taxes were attributable to the following at December 31, (in millions):

	Successor
	2012	2011
Deferred tax assets
Pension and postretirement benefits	$17.6	$26.2
Product returns and warranty accruals	17.3	21.5
Inventory valuation	2.3	3.1
Net operating loss carryforwards	8.2	19.7
Vacation accrual	1.3	1.5
Insurance accrual	1.9	2.6
Allowance for doubtful accounts	0.6	0.4
Tax credit carryforwards	0.5	0.3
Pension liability adjustment included in other comprehensive income (loss)	25.2	19.2
Other accrued liabilities	3.5	6.3
Interest disallowance	9.6	8.7
Other	1.3	1.4

	$89.3	$110.9
Less: valuation allowance for net operating loss carryforwards and foreign tax credit carryforwards	(6.7)	(5.0)

Total deferred tax assets	82.6	105.9

Deferred tax liabilities
Depreciation and amortization	(22.0)	(26.3)
Goodwill amortization for tax, but not book	(6.8)	(3.4)
Acquired intangible assets	(132.2)	(146.9)
Prepaid expenses	(0.7)	(0.8)
Other	(3.0)	(3.3)

Total deferred tax liabilities	(164.7)	(180.7)

Net deferred tax assets (liabilities)	$(82.1)	$(74.8)

The net deferred tax liabilities were included in the consolidated balance sheets as follows at December 31, (in millions):

	Successor
	2012	2011
Deferred tax assets	$28.9	$37.9
Deferred tax liabilities	(111.0)	(112.7)

Net deferred tax liabilities	$(82.1)	$(74.8)

At December 31, 2012, Holdings had $14.6 million of foreign net operating loss carryforwards with no expiration date, $4.4 million of foreign net operating loss carryforwards which expire between 2018 and 2021 and $0.3 million of foreign tax credit carryforwards which expire in 2023 and 2024. In assessing the realizability of the deferred tax assets related to these carryforwards, Holdings determined that it is more likely than not that $5.6 million of the deferred tax assets related to these loss carryforwards and tax credits will not be realized. Therefore, a valuation allowance has been recorded for these carryforwards.

At December 31, 2012, Holdings had various state net operating loss carry forwards totaling $35.1 million which expire at various times. In assessing the realizability of the deferred tax assets related to the state loss carryforwards, Holdings determined that it is more likely than not that $1.1 million of the deferred tax assets related to the state loss carryforwards will not be realized. Therefore, a valuation allowance has been recorded for these carryforwards.

Realization of the remaining net deferred tax assets is dependent on Holdings generating sufficient taxable income in future years to utilize the benefits of the reversals of temporary differences. Holdings has performed an assessment regarding the realizability of the remaining net deferred tax assets, which includes forecasting future taxable income, and has determined it is more likely than not that the remaining net deferred tax assets will be realized.

Changes in Holdings’ valuation allowance for deferred tax assets were as follows at December 31, (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$5.0	$—	$4.9	$5.2
Additions due to UCI Acquisition	—	5.3	—	—
Provisions	1.7	0.2	0.4	0.7
Deductions	—	(0.5)	—	(1.0)

End of period	$6.7	$5.0	$5.3	$4.9

During 2012 and 2011, UCI’s Spanish subsidiary paid dividends of $5.2 million and $5.3 million, respectively, to UCI. Prior to 2011, no deferred income taxes had been previously recorded for unremitted earnings of the Spanish subsidiary due to previous conclusions that the earnings would be permanently reinvested. Due to the dividend distributions, Holdings provided income tax expense totaling $0.5 million and $2.4 million in 2012 and 2011, respectively, related to the U.S. consequences of the dividend distribution and the foreign withholding taxes. Based upon a 2011 analysis that concluded that additional distributions are likely in the foreseeable future, during 2012 and 2011, Holdings provided deferred income taxes totaling $1.7 million and $3.2 million, respectively, on the remaining unremitted earnings of the Spanish subsidiary. Holdings does not provide for U.S. income taxes on undistributed earnings of its other foreign subsidiaries that are intended to be permanently reinvested. At December 31, 2012, these undistributed earnings totaled $27.4 million. Determination of the net amount of unrecognized U.S. income taxes with respect to these earnings is not practicable.

Uncertain Tax Benefits

A reconciliation of the beginning and ending amount of uncertain tax benefits follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$9.9	$—	$9.1	$7.7
Additions due to UCI Acquisition	—	9.3	—	—
Additions for tax positions related to the current period	—	0.8	0.2	1.9
Reductions based on tax positions related to the current period	—	(0.3)	—	(0.6)
Additions for tax positions of prior years	0.1	0.5	—	0.8
Reductions for tax positions of prior years	(1.9)	—	—	(0.1)
Reduction for lapse of applicable statutes of limitations	(0.3)	(0.4)	—	(0.6)

End of period	$7.8	$9.9	$9.3	$9.1

At December 31, 2012, $1.9 million of the uncertain tax benefits, if recognized, would change Holdings’ effective tax rate. In 2012 and 2011, Holdings recorded, as income tax expense, $0.3 million and $0.4 million, respectively, of interest. There were no penalties related to the uncertain tax benefits recorded. At both December 31, 2012 and 2011, the total interest (net of federal benefit) and penalties accrued related to uncertain tax benefits were $1.2 million and $0.5 million, respectively.

While most of Holdings’ business is conducted within the United States, Holdings also conducts business in several foreign countries. As a result, Holdings and/or one or more of its subsidiaries files income tax returns in the U.S. federal tax jurisdiction and in many state and foreign tax jurisdictions. In the normal course of business, Holdings is subject to examination by tax authorities in these tax jurisdictions. With few exceptions, Holdings is not subject to examination by federal, state or foreign tax authorities for tax years which ended on or before 2008. Chinese tax authorities have completed a transfer price examination at one of Holdings’ subsidiaries and assessed $2.5 million in additional taxes for prior years. Holdings’ intends to seek an offset to prior years’ U.S. tax liabilities through request from U.S. Competent Authority relief. Holdings has been notified by the Internal Revenue Service that it intends to audit the periods ended December 31, 2009, December 31, 2010, and January 26, 2011. At year end the examination has not begun. Other than these examinations and other routine inquiries, Holdings and its subsidiaries are not currently under examination by tax authorities.

Holdings expects the total unrecognized tax benefits to decline by $0.4 million in 2013. This decline is due to the expiration of applicable statutes of limitations. This amount will impact the effective tax rate.